Note 8 - Capital Stock and Reserves - Summary of Warrant Transactions (Details)	12 Months Ended
	Mar. 31, 2024 $ / shares shares	Mar. 31, 2024 $ / shares $ / shares shares	Mar. 31, 2023 $ / shares shares	Mar. 31, 2022 $ / shares shares	Mar. 31, 2022 $ / shares $ / shares shares	Mar. 31, 2024 $ / shares	Mar. 31, 2022 $ / shares
Unit warrants expiring December 2, 2023 [member]
Statement Line Items [Line Items]
warrants, exercise price (in CAD per share) | $ / shares	$ 6.5	$ 6.5	$ 6.5
Balances, number of warrants (in shares)	24,000	24,000	47,800
Issued, number of warrants (in shares)	0	0	0
Exercised, number of warrants (in shares)	0	0	(23,800)
Cancelled, number of warrants (in shares)	(24,000)	(24,000)	0
Balances, number of warrants (in shares)	0	0	24,000	47,800	47,800
March 13, 2026 (in shares)	0	0	0
Unit warrants one [member]
Statement Line Items [Line Items]
warrants, exercise price (in CAD per share) | $ / shares			$ 3.75	$ 3.75	$ 3.75
Balances, number of warrants (in shares)	0	0	53,778	104,800	104,800
Issued, number of warrants (in shares)			0	0	0
Exercised, number of warrants (in shares)			(53,778)	(51,022)	(51,022)
Cancelled, number of warrants (in shares)			0	0	0
Balances, number of warrants (in shares)			0	53,778	53,778
March 13, 2026 (in shares)			0	0	0
Agent warrants expiring July 19, 2024 [member]
Statement Line Items [Line Items]
warrants, exercise price (in CAD per share) | $ / shares	$ 10	$ 10	$ 10
Balances, number of warrants (in shares)	5,765	5,765	0
Issued, number of warrants (in shares)	0	0	5,765
Exercised, number of warrants (in shares)	0	0	0
Cancelled, number of warrants (in shares)	0	0	0
Balances, number of warrants (in shares)	5,765	5,765	5,765	0	0
March 13, 2026 (in shares)	0	0	(5,765)
Unit warrants expiring August 24, 2028 [member]
Statement Line Items [Line Items]
warrants, exercise price (in CAD per share) | $ / shares						$ 6.25
Balances, number of warrants (in shares)	0	0
Issued, number of warrants (in shares)	800,000	800,000
Exercised, number of warrants (in shares)	0	0
Cancelled, number of warrants (in shares)	0	0
Balances, number of warrants (in shares)	800,000	800,000	0
March 13, 2026 (in shares)	(800,000)	(800,000)
Unit warrants two [member]
Statement Line Items [Line Items]
warrants, exercise price (in CAD per share) | (per share)			$ 5				$ 5
Balances, number of warrants (in shares)	0	0	121,600	145,711	145,711
Issued, number of warrants (in shares)			0	0	0
Exercised, number of warrants (in shares)			(121,600)	(24,111)	(24,111)
Cancelled, number of warrants (in shares)			0	0	0
Balances, number of warrants (in shares)			0	121,600	121,600
March 13, 2026 (in shares)			0	0	0
Agent warrants expiring August 21, 2028 [member]
Statement Line Items [Line Items]
warrants, exercise price (in CAD per share) | $ / shares	$ 6.25	$ 6.25
Balances, number of warrants (in shares)	0	0
Issued, number of warrants (in shares)	40,000	40,000
Exercised, number of warrants (in shares)	0	0
Cancelled, number of warrants (in shares)	0	0
Balances, number of warrants (in shares)	40,000	40,000	0
March 13, 2026 (in shares)	(40,000)	(40,000)
Agent warrants [member]
Statement Line Items [Line Items]
Balances, number of warrants (in shares)	5,765	5,765	0
Issued, number of warrants (in shares)	43,274	43,274	5,765
Exercised, number of warrants (in shares)	0	0	0
Cancelled, number of warrants (in shares)	0	0	0
Balances, number of warrants (in shares)	49,039	49,039	5,765	0	0
Balances, warrants, weighted average exercise price (in CAD per share) | $ / shares	$ 10		$ 0
Issued, warrants, weighted average exercise price (in dollars per share) | $ / shares			10
Exercised, warrants, weighted average exercise price (in CAD per share) | $ / shares	0		0
Cancelled, warrants, weighted average exercise price (in CAD per share) | $ / shares	0	$ 0	0
Balances, warrants, weighted average exercise price (in CAD per share) | $ / shares	$ 6.5		$ 10	$ 0
warrant, weighted average remaining life (years) (Year)	2 years 11 months 8 days	2 years 11 months 8 days	1 year 3 months 18 days
March 13, 2026 (in shares)	(43,274)	(43,274)	(5,765)
Unit warrants expiring March 13, 2026 [member]
Statement Line Items [Line Items]
warrants, exercise price (in CAD per share) | $ / shares	$ 4	$ 4
Balances, number of warrants (in shares)	0	0
Issued, number of warrants (in shares)	341,592	341,592
Exercised, number of warrants (in shares)	0	0
Cancelled, number of warrants (in shares)	0	0
Balances, number of warrants (in shares)	341,592	341,592	0
March 13, 2026 (in shares)	(341,592)	(341,592)
Unit warrants expiring October 29, 2022 [member]
Statement Line Items [Line Items]
warrants, exercise price (in CAD per share) | $ / shares			$ 12.5
Balances, number of warrants (in shares)	0	0	36,166
Issued, number of warrants (in shares)			0
Exercised, number of warrants (in shares)			(3,572)
Cancelled, number of warrants (in shares)			(32,594)
Balances, number of warrants (in shares)			0	36,166	36,166
March 13, 2026 (in shares)			0
Unit warrants three [member]
Statement Line Items [Line Items]
warrants, exercise price (in CAD per share) | $ / shares				$ 12.5	$ 12.5
Balances, number of warrants (in shares)			36,166	0	0
Issued, number of warrants (in shares)				40,166	40,166
Exercised, number of warrants (in shares)				(4,000)	(4,000)
Cancelled, number of warrants (in shares)				0	0
Balances, number of warrants (in shares)				36,166	36,166
March 13, 2026 (in shares)				(40,166)	(40,166)
Agent warrants expiring March 13, 2026 [member]
Statement Line Items [Line Items]
warrants, exercise price (in CAD per share) | $ / shares	$ 3.4	$ 3.4
Balances, number of warrants (in shares)	0	0
Issued, number of warrants (in shares)	3,274	3,274
Exercised, number of warrants (in shares)	0	0
Cancelled, number of warrants (in shares)	0	0
Balances, number of warrants (in shares)	3,274	3,274	0
March 13, 2026 (in shares)	(3,274)	(3,274)
Unit warrants expiring December 15, 2022 [member]
Statement Line Items [Line Items]
warrants, exercise price (in CAD per share) | $ / shares			$ 5
Balances, number of warrants (in shares)	0	0	22,000
Issued, number of warrants (in shares)			0
Exercised, number of warrants (in shares)			(10,000)
Cancelled, number of warrants (in shares)			(12,000)
Balances, number of warrants (in shares)			0	22,000	22,000
March 13, 2026 (in shares)			0
Unit warrants four [member]
Statement Line Items [Line Items]
warrants, exercise price (in CAD per share) | $ / shares				$ 5	$ 5
Balances, number of warrants (in shares)			22,000	98,000	98,000
Issued, number of warrants (in shares)				0	0
Exercised, number of warrants (in shares)				(76,000)	(76,000)
Cancelled, number of warrants (in shares)				0	0
Balances, number of warrants (in shares)				22,000	22,000
March 13, 2026 (in shares)				0	0
Unit warrants [member]
Statement Line Items [Line Items]
Balances, number of warrants (in shares)	24,000	24,000	281,344	348,511	348,511
Issued, number of warrants (in shares)	1,141,592	1,141,592	0	87,966	87,966
Exercised, number of warrants (in shares)	0	0	(212,750)	(155,133)	(155,133)
Cancelled, number of warrants (in shares)	(24,000)	(24,000)	(44,594)	0	0
Balances, number of warrants (in shares)	1,141,592	1,141,592	24,000	281,344	281,344
Balances, warrants, weighted average exercise price (in CAD per share) | $ / shares	$ 6.5		$ 5.98	$ 4.62
Issued, warrants, weighted average exercise price (in dollars per share) | (per share)		$ 5.58	0		$ 9.24
Exercised, warrants, weighted average exercise price (in CAD per share) | $ / shares	0		4.98	4.78
Cancelled, warrants, weighted average exercise price (in CAD per share) | $ / shares	6.5	$ 6.5	10.48	0	$ 0
Balances, warrants, weighted average exercise price (in CAD per share) | $ / shares	$ 5.58		$ 6.5	$ 5.98
warrant, weighted average remaining life (years) (Year)	3 years 8 months 1 day	3 years 8 months 1 day	8 months 1 day	8 months 1 day	8 months 1 day
March 13, 2026 (in shares)	(1,141,592)	(1,141,592)	0	(87,966)	(87,966)
Unit warrants five [member]
Statement Line Items [Line Items]
warrants, exercise price (in CAD per share) | $ / shares				$ 6.5	$ 6.5
Balances, number of warrants (in shares)			47,800	0	0
Issued, number of warrants (in shares)				47,800	47,800
Exercised, number of warrants (in shares)				0	0
Cancelled, number of warrants (in shares)				0	0
Balances, number of warrants (in shares)				47,800	47,800
March 13, 2026 (in shares)				(47,800)	(47,800)